FRANKLIN TEMPLETON INVESTMENTS
ONE FRANKLIN PARKWAY
SAN MATEO, CA  94403-1906

September 20, 2019

VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	Franklin Investors Securities Trust (the “Trust”) File No.: 333-232974

Dear Sir or Madam:

 Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the combined prospectus/ proxy statement dated September 16, 2019, statement of additional information dated September 16, 2019 and proxy card that would have been filed under paragraph (b) of Rule 497 would not have differed from that filed in Post-Effective Amendment No. 1 (the “Amendment”) to the Trust’s Registration Statement on Form N-14.  The Amendment was filed with the U.S. Securities and Exchange Commission electronically on September 16, 2019 (Accession No. 0001680289-19-000076).

If you have any questions or comments regarding this filing, please telephone Kenneth Greenberg at (215) 564-8149, or in his absence, please contact Brian Crowell, Esq. at (215) 564-8082.

Very truly yours, Franklin Investors Securities Trust /s/ Steven J. Gray Steven J. Gray Vice President and Co-Secretary